STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Jan. 31, 2023 CAD ($) shares	Jan. 31, 2022 CAD ($) shares	Jan. 31, 2021 CAD ($) shares
OPERATING EXPENSES
Consulting fees – related party	[1]	$ 1,125	$ 900	$ 675
Consulting fees - Option based payments	[2]	98,977	459,995	0
Depreciation		8,040	11,604	16,673
Directors fees		8,500	10,000	11,000
Directors fees - Option based payments	[2]	0	2,228,650	0
Filing and transfer agent fees		31,566	25,062	24,715
Foreign exchange (gain)loss		(10,662)	1,520	9,656
Finance income		(278)	(990)	(990)
Investor relations – related party	[1]	132,000	132,000	132,000
Investor relations - Option based payments	[2]	333,918	1,094,123	221,193
Loss on disposal of equipment, vehicles and furniture		222	0	0
Office and miscellaneous		12,049	9,280	11,159
Office rent		97,746	91,917	92,250
Professional fees	[1]	95,034	95,434	84,572
Professional fees - Option based payments	[2]	0	355,836	0
Shareholder information and promotion		69,797	41,987	20,351
Telephone		5,667	5,045	4,888
Travel		19,338	6,184	14,886
Wages and benefits		0	0	199
Impairment allowance-mineral interests	[3]	0	4,832,500	0
Impairment allowance-deferred E&E costs	[3]	0	25,004,416	0
Net loss and comprehensive loss for the year		$ (903,039)	$ (34,405,463)	$ (643,227)
Weighted average number of common shares outstanding (basic and diluted) | shares		16,816,969	16,773,544	17,766,969

[1]	Note 9
[2]	Note 7 & 9Note 7 & 9
[3]	Note 5Note 5